Cash And Bank Balances (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Summary of detailed information about cash and bank balances

	December 31,
	2018	2019
	HK$	HK$
Cash and cash equivalents:
- Cash on hand	31,031	31,031
- General bank accounts	126,824,487	766,399,440

Total cash and cash equivalents	126,855,518	766,430,471